TRADE AND OTHER PAYABLES	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
TRADE AND OTHER PAYABLES

As at March 31, 2019 and December 31, 2018, the Company had the following amounts due to creditors:

	March 31, 2019	December 31, 2018
	$	$

Trade Payables	38,670	63,279
Accrued Liabilities	68,901	66,000

	106,761	129,279